UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2009
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this report:

Name:    Meritage Group LP
Address: Pier 5, The Embarcadero, Suite 101
         San Francisco, CA 94111

13F File Number:  028-12802

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Laura Baxter-Simons
Title:   Chief Compliance Officer
Phone    (415) 399-5330
Signature, Place, and Date of Signing:

       Laura Baxter Simons      San Francisco, CA
Report Type (Check only one.):    February 12, 2010

[X]         13F HOLDINGS REPORT.
[ ]         13F NOTICE.
[ ]         13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.





                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  31
Form 13F Information Table Value (x $1000) Total:  $988064


       FORM 13F INFORMATION TABLE
                                                         VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER         VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS   CUSIP    (x1000)  PRN AMT PRN CALL DSCREIN  MANAGERS     SOLE    SHARED   NONE
____________________________ ________________ _________ ________ _______ ___ ____ _______ ___________ ________ ________ ______
BANK OF AMERICA CORPORATION  COM              060505104    19586 1300500 SH       SOLE                 1300500        0
BROADRIDGE FINL SOLUTIONS IN COM              11133T103    30129 1335500 SH       SOLE                 1335500        0
CHEVRON CORP NEW             COM              166764100     4375   56830 SH       SOLE                   56830        0
COCA COLA CO                 COM              191216100    27314  479200 SH       SOLE                  479200        0
CONOCOPHILLIPS               COM              20825C104     4198   82210 SH       SOLE                   82210        0
COVANTA HLDG CORP            COM              22282E102    49641 2744100 SH       SOLE                 2744100        0
DUN & BRADSTREET CORP DEL NE COM              26483E100    22231  263500 SH       SOLE                  263500        0
EXXON MOBIL CORP             COM              30231G102     3532   51800 SH       SOLE                   51800        0
FIDELITY NATL INFORMATION SV COM              31620M106    40505 1728050 SH       SOLE                 1728050        0
FISERV INC                   COM              337738108    27246  562000 SH       SOLE                  562000        0
GOOGLE INC                   CL A             38259P508    46915   75672 SH       SOLE                   75672        0
GRUPO AEROPORTUARIO DEL SURE SPON ADR SER B   40051E202    22289  430200 SH       SOLE                  430200        0
JONES LANG LASALLE INC       COM              48020Q107    13650  226000 SH       SOLE                  226000        0
LABORATORY CORP AMER HLDGS   COM NEW          50540R409    43673  583550 SH       SOLE                  583550        0
MASTERCARD INC               CL A             57636Q104    50694  198040 SH       SOLE                  198040        0
MCDONALDS CORP               COM              580135101    32956  527800 SH       SOLE                  527800        0
MOLSON COORS BREWING CO      CL B             60871R209    30083  666140 SH       SOLE                  666140        0
OCCIDENTAL PETE CORP DEL     COM              674599105     6028   74100 SH       SOLE                   74100        0
PALM INC NEW                 COM              696643105     3009  300000 SH       SOLE                  300000        0
PAYCHEX INC                  COM              704326107    41928 1368420 SH       SOLE                 1368420        0
PHILIP MORRIS INTL INC       COM              718172109    67970 1410460 SH       SOLE                 1410460        0
SCHEIN HENRY INC             COM              806407102    45633  867540 SH       SOLE                  867540        0
SHERWIN WILLIAMS CO          COM              824348106     9248  150000 SH       SOLE                  150000        0
THERMO FISHER SCIENTIFIC INC COM              883556102    60714 1273100 SH       SOLE                 1273100        0
TRANSDIGM GROUP INC          COM              893641100    47390  997900 SH       SOLE                  997900        0
US BANCORP DEL               COM NEW          902973304    19768  878200 SH       SOLE                  878200        0
UNION PAC CORP               COM              907818108    62483  977830 SH       SOLE                  977830        0
VISA INC                     COM CL A         92826C839    36298  415020 SH       SOLE                  415020        0
WELLPOINT INC                COM              94973V107    67459 1157300 SH       SOLE                 1157300        0
WELLPOINT INC                CALL             94973V907    31144  534300 SH       SOLE                  534300        0
WELLS FARGO & CO NEW         COM              949746101    19973  740000 SH       SOLE                  740000        0